PROPERTY, EQUIPMENT AND SOFTWARE, NET	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE, NET
8. PROPERTY, EQUIPMENT AND SOFTWARE, NET
Property, equipment and software, net, consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvement	33,417	32,240
Electronic equipment	21,193	16,471
Furniture	5,892	3,728
Software	6,747	7,092
Vehicles	690	690
Construction in progress (1)	245	163,696

Subtotal	68,184	224,017
Less: accumulated depreciation (2)	(55,342)	(55,089)

Total property, equipment and software, net	12,842	168,928

(1)
In June 2021, the Group entered into a purchase agreement with a third-party company to purchase an office building. The Group paid 50% of the total amount with consideration of RMB 81,125 in 2021 and paid the remaining 50% in amount of RMB 80,732 in 2022. In June 2022, the new office building has been delivered by the third-party company to the Group and all prepayment except for the value added tax of the office building were recorded as
construction in progress upon delivery in 2022.

As of December 31, 2021 and 2022, the balances of construction in progress were RMB 245 and RMB 163,696 which were primarily relating to the new office building under decoration.

(2)
Depreciation expenses were RMB 21,054, RMB 15,985 and RMB 7,718 for the years ended December 31, 2020, 2021 and 2022, respectively. No impairment charges were recorded for the years ended December 31, 2020, 2021 and 2022.